Principal Subsidiaries - Information on Subsidiaries (Detail)			12 Months Ended
	Oct. 13, 2017	Jul. 24, 2017	Dec. 31, 2017	Dec. 31, 2016
LINE Business Partners Corporation [Member]
Disclosure of subsidiaries [Line Items]
Name of subusidiaries			LINE Business Partners Corporation
Primary business activities			Online advertisement
Country of incorporation			Japan
Percentage of ownership				100.00%
LINE Fukuoka Corp. [Member]
Disclosure of subsidiaries [Line Items]
Name of subusidiaries			LINE Fukuoka Corp.
Primary business activities			Management support
Country of incorporation			Japan
Percentage of ownership			100.00%	100.00%
LINE Pay Corporation [Member]
Disclosure of subsidiaries [Line Items]
Name of subusidiaries			LINE Pay Corporation
Primary business activities			Software Development and mobile payment service
Country of incorporation			Japan
Percentage of ownership			100.00%	100.00%
LINE Book Distribution Corporation [Member]
Disclosure of subsidiaries [Line Items]
Name of subusidiaries			LINE Book Distribution Corporation
Primary business activities			Mobile Contents
Country of incorporation			Japan
Percentage of ownership			52.00%	52.00%
LINE Ventures Corporation [Member]
Disclosure of subsidiaries [Line Items]
Name of subusidiaries			LINE Ventures Corporation
Primary business activities			Investment
Country of incorporation			Japan
Percentage of ownership			100.00%	100.00%
LINE GAME Global Gateway, L.P. [Member]
Disclosure of subsidiaries [Line Items]
Name of subusidiaries			LINE GAME Global Gateway, L.P.
Primary business activities			Investment
Country of incorporation			Japan
Percentage of ownership			100.00%	100.00%
LINE Life Global Gateway, L.P. [Member]
Disclosure of subsidiaries [Line Items]
Name of subusidiaries			LINE Life Global Gateway, L.P.
Primary business activities			Investment
Country of incorporation			Japan
Percentage of ownership			100.00%	100.00%
LINE Mobile Corporation [Member]
Disclosure of subsidiaries [Line Items]
Name of subusidiaries			LINE Mobile Corporation
Primary business activities			Mobile virtual network operator
Country of incorporation			Japan
Percentage of ownership			100.00%	100.00%
M.T. Burn Corporation [Member]
Disclosure of subsidiaries [Line Items]
Name of subusidiaries			M.T. Burn Corporation
Primary business activities			Online advertisement
Country of incorporation			Japan
Percentage of ownership			50.50%	50.50%
Gatebox Inc [member]
Disclosure of subsidiaries [Line Items]
Name of subusidiaries			Gatebox Inc.
Primary business activities			IoT hologram technology development
Country of incorporation			Japan
Percentage of ownership			51.00%
BALIE corporation [Member]
Disclosure of subsidiaries [Line Items]
Name of subusidiaries			BALIE Corporation
Primary business activities			LINE@ distributor
Country of incorporation			Japan
Percentage of ownership			60.00%
STAIRS Corporation [member]
Disclosure of subsidiaries [Line Items]
Name of subusidiaries			STAIRS Corporation
Primary business activities			Game Development
Country of incorporation			Japan
Percentage of ownership	100.00%	51.00%	100.00%
LINE friends Japan corporation [member]
Disclosure of subsidiaries [Line Items]
Name of subusidiaries			LINE Friends Japan Corporation
Primary business activities			Character goods business
Country of incorporation			Japan
Percentage of ownership			100.00%
LINE TICKET Corporation [member]
Disclosure of subsidiaries [Line Items]
Name of subusidiaries			LINE TICKET Corporation
Primary business activities			Electronic ticket service
Country of incorporation			Japan
Percentage of ownership			51.00%
FIVE Inc. [Member]
Disclosure of subsidiaries [Line Items]
Name of subusidiaries			FIVE Inc.
Primary business activities			Game Development
Country of incorporation			Japan
Percentage of ownership			100.00%
LINE PLAY Corporation [Member]
Disclosure of subsidiaries [Line Items]
Name of subusidiaries			LINE PLAY Corporation
Primary business activities			Content sales
Country of incorporation			Korea
Percentage of ownership			100.00%	100.00%
LINE Plus Corporation [Member]
Disclosure of subsidiaries [Line Items]
Name of subusidiaries			LINE Plus Corporation
Primary business activities			Global marketing
Country of incorporation			Korea
Percentage of ownership			100.00%	100.00%
LINE C&I Corporation [Member]
Disclosure of subsidiaries [Line Items]
Name of subusidiaries			LINE C&I Corporation
Primary business activities			Investment
Country of incorporation			Korea
Percentage of ownership			100.00%	100.00%
LINE Biz Plus Corporation [Member]
Disclosure of subsidiaries [Line Items]
Name of subusidiaries			LINE Biz Plus Corporation
Primary business activities			Mobile payment service
Country of incorporation			Korea
Percentage of ownership			100.00%	100.00%
LINE Friends Corporation [Member]
Disclosure of subsidiaries [Line Items]
Name of subusidiaries			LINE Friends Corporation
Primary business activities			Character goods business
Country of incorporation			Korea
Percentage of ownership			100.00%	100.00%
LINEGAME corporation [Member]
Disclosure of subsidiaries [Line Items]
Name of subusidiaries			LINE Games Corporation
Primary business activities			Game Development and Publishing
Country of incorporation			Korea
Percentage of ownership			100.00%
NextFloor Group [Member]
Disclosure of subsidiaries [Line Items]
Name of subusidiaries			NextFloor Corporation.
Primary business activities			Game Development and Publishing
Country of incorporation			Korea
Percentage of ownership			51.00%
LINEUP corporation [Member]
Disclosure of subsidiaries [Line Items]
Name of subusidiaries			LINE UP Corporation
Primary business activities			Global Marketing
Country of incorporation			Korea
Percentage of ownership			100.00%
LINE Digital Technology (Shanghai) Limited. [Member]
Disclosure of subsidiaries [Line Items]
Name of subusidiaries			LINE Digital Technology (Shanghai) Limited.
Primary business activities			Social Media
Country of incorporation			China
Percentage of ownership			100.00%	100.00%
LINE friends Shanghai commercial trade Co Ltd [Member]
Disclosure of subsidiaries [Line Items]
Name of subusidiaries			LINE Friends(Shanghai) Commercial Trade Co., Ltd.
Primary business activities			Character goods business
Country of incorporation			China
Percentage of ownership			100.00%
LINE Taiwan Limited [Member]
Disclosure of subsidiaries [Line Items]
Name of subusidiaries			LINE Taiwan Limited
Primary business activities			Mobile Service
Country of incorporation			Taiwan
Percentage of ownership			100.00%	100.00%
Line Biz+ Taiwan Limited [Member]
Disclosure of subsidiaries [Line Items]
Name of subusidiaries			Line Biz+ Taiwan Limited
Primary business activities			Payment service
Country of incorporation			Taiwan
Percentage of ownership			100.00%	100.00%
LINE BIZ+ PTE. LTD [Member]
Disclosure of subsidiaries [Line Items]
Name of subusidiaries			LINE BIZ+ PTE. LTD.
Primary business activities			Software Development and mobile payment service
Country of incorporation			Singapore
Percentage of ownership			100.00%	100.00%
LINE Company (Thailand) Limited [Member]
Disclosure of subsidiaries [Line Items]
Name of subusidiaries			LINE Company (Thailand) Limited
Primary business activities			e-commerce
Country of incorporation			Thailand
Percentage of ownership			50.00%	50.00%
LINE Euro-Americas Corp. [Member]
Disclosure of subsidiaries [Line Items]
Name of subusidiaries			LINE Euro-Americas Corp.
Primary business activities			Global marketing
Country of incorporation			United States of America
Percentage of ownership			100.00%	100.00%
LINE Friends Inc [Member]
Disclosure of subsidiaries [Line Items]
Name of subusidiaries			LINE Friends Inc.
Primary business activities			Character goods business
Country of incorporation			United States of America
Percentage of ownership			100.00%
MixRadio Limited [member]
Disclosure of subsidiaries [Line Items]
Name of subusidiaries			MixRadio Limited
Primary business activities			Music distribution
Country of incorporation			United Kingdom of Great Britain and Northern Ireland
Percentage of ownership			100.00%	100.00%
LINE Vietnam Co., Ltd [member]
Disclosure of subsidiaries [Line Items]
Name of subusidiaries			LINE Vietnam Co., Ltd
Primary business activities			Online advertisement
Country of incorporation			Vietnam
Percentage of ownership			100.00%	95.00%
PT. LINE PLUS INDONESIA [Member]
Disclosure of subsidiaries [Line Items]
Name of subusidiaries			PT. LINE PLUS INDONESIA
Primary business activities			Marketing
Country of incorporation			Indonesia
Percentage of ownership			99.90%	99.80%